Rate Sheet Prospectus Supplement Dated May 1, 2021 to the Prospectus Dated May 1, 2021
Product Name	Prospectus Form #
RiverSource RAVA 5 ChoiceSM Variable Annuity	S- 6715 CH (5/21)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Choice Variable Annuity prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix F to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 229361 for the RiverSource RAVA 5 Choice Variable Annuity).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Income Bonus Percentage for the SecureSource Tempo NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Annual Credit percentage and Credit Period for the SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•	Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit riders.
•	Issue Ages for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY, optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after May 3, 2021.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Tempo NY Rider – Lifetime Payment Percentage/Returns-linked Credit”; “SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource 5 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 5 Plus NY Rider – Lifetime Payment Percentage/Annual Credits”; SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230375 for the RiverSource RAVA 5 Choice Variable Annuity).
current RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Tempo NYSM	1.55%	1.65%
SecureSource 5 NYSM	1.55%	1.65%
SecureSource 5 Plus NYSM	1.70%	1.80%
SecureSource Core 2 NYSM	1.60%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55-%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource Core 2 NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.50%
59-64	4.00%	3.50%
65-69	5.00%	4.50%
70-74	5.20%	4.60%
75-79	5.35%	4.85%
80+	5.50%	5.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Tempo NYSM	N/A	15 years
SecureSource 5 NYSM	5%	10 years
SecureSource 5 Plus NYSM	6%	10 years
SecureSource Core 2 NYSM	5%	10 years
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Tempo NYSM	85 or younger	85 or younger
SecureSource 5 NYSM	85 or younger	85 or younger

Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource 5 Plus NYSM	85 or younger	85 or younger
SecureSource Core 2 NYSM	85 or younger	85 or younger
*Issue ages from 81 through 85 require prior approval.
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo NY rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6715-4 A (5/21)
3